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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21938

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                   VOYA NATURAL RESOURCES EQUITY INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)        With copies to:

               Joanne F. Osberg, Esq.            Elizabeth J. Reza, Esq.
               Voya Investments, LLC                Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100      Prudential Tower,
                Scottsdale, AZ 85258               800 Boylston Street
                                                    Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: February 28

      Date of reporting period: July 1, 2021 - June 30, 2022

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-21938
Reporting Period: 07/01/2021 - 06/30/2022
Voya Natural Resources Equity Income Fund


================== Voya Natural Resources Equity Income Fund ===================


EAGLE MATERIALS INC.

Ticker:       EXP            Security ID:  26969P108
Meeting Date: AUG 03, 2021   Meeting Type: Annual
Record Date:  JUN 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director F. William Barnett       For       For          Management
1b    Elect Director Richard Beckwitt         For       For          Management
1c    Elect Director Ed H. Bowman             For       For          Management
1d    Elect Director Michael R. Haack         For       For          Management
2     Advisory Vote to Ratify Named           For       Abstain      Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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EQT CORPORATION

Ticker:       EQT            Security ID:  26884L109
Meeting Date: JUL 16, 2021   Meeting Type: Special
Record Date:  JUN 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Adjourn Meeting                         For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA NATURAL RESOURCES EQUITY INCOME FUND

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 22, 2022